Schedule of carrying amounts of lease liabilities and the movements during the period (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Balance as of April 1		₨ 502,968	₨ 539,628
Additions			20,250
Finance cost accrued during the period (Refer note 16)		43,871	72,033
Deletions#		(174,505)	(25,251)
Payment of lease liabilities*	[1]	(94,213)	(81,656)
Leases/rent concession (refer note 10)		(8,485)	(22,036)
Effects of movements in foreign exchange rates		23
Balance as of March 31		₨ 269,659	₨ 502,968

[1]	During the current year, payment of lease liabilities has been adjusted with security deposit of INR 13,798 due to termination of some lease contracts.